OTHER PAYABLES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
ACCOUNT PAYABLES- RELATED PARTIES
Security Account Set Up Fee-staff	$ 306,270	$ 90,632
Other Payables	$ 306,270	$ 90,632